Income Taxes (Net Deferred Tax Assets Included In The Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Deferred income taxes (current assets)	¥ 260,446	¥ 219,333
Deferred income taxes (investments and other assets)	746,561	589,937
Other current liabilities	(4,123)	(4,970)
Deferred income taxes (long-term liabilities)	(166,547)	(196,853)
Net deferred tax assets	¥ 836,337	¥ 607,447